PRINCIPAL ACCOUNTING POLICIES - Financial Information of the Group's VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Financial information of the Group's VIEs
Total revenues	$ 442,835	¥ 2,881,215	¥ 2,372,695	¥ 2,101,889
Net income (loss)	57,292	372,763	565,187	617,797
Net cash provided by (used in) operating activities	221,585	1,441,703	1,086,877	864,450
Net cash provided by (used in) investing activities	(220,441)	(1,434,256)	(489,328)	(743,682)
Net cash provided by financing activities	65,232	424,415	160,493	(73,796)
Net increase (decrease) in cash	57,083	371,402	795,722	51,256
Cash, beginning of year	295,264	1,921,074	1,125,352	1,074,096
Cash, end of year	$ 352,347	2,292,476	1,921,074	1,125,352
The Group's VIEs
Financial information of the Group's VIEs
Total assets		268,484	195,289
Total liabilities		112,655	9,952
Total revenues				592
Net income (loss)		(4,088)	(2,300)	(1,167)
Net cash provided by (used in) operating activities		(7,131)	1,257	(568)
Net cash provided by (used in) investing activities		4,152	(126,716)
Net cash provided by financing activities		3,334	126,745
Net increase (decrease) in cash		355	1,286	(568)
Cash, beginning of year		7,527	6,241	6,809
Cash, end of year		¥ 7,882	¥ 7,527	¥ 6,241